Shareholder Report, Holdings (Details) - C000241248 [Member]	Sep. 30, 2025
Perdoceo Education Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dillard's, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fox Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Heidrick & Struggles International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Group 1 Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oshkosh Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Visteon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%